UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09835

Capital Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Capital Growth Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 89.3%
Security	Shares	Value
Aerospace & Defense — 0.3%
L-3 Communications Holdings, Inc.	4,000	$301,680
		$301,680
Biotechnology — 3.4%
Celgene Corp.(1)	70,000	$3,320,100
Ligand Pharmaceuticals, Inc., Class B(1)(2)	10,379	87,703
		$3,407,803
Capital Markets — 2.3%
E*Trade Financial Corp.(1)	98,500	$2,247,770
		$2,247,770
Communications Equipment — 3.1%
Corning, Inc.(1)	50,000	$1,209,500
Research in Motion, Ltd.(1)	26,368	1,839,695
		$3,049,195
Computer Peripherals — 1.9%
Apple Computer, Inc.(1)	32,500	$1,856,400
		$1,856,400
Computer Services — 0.5%
TALX Corp.	23,000	$503,010
		$503,010
Diversified Consumer Services — 1.9%
Bright Horizons Family Solutions, Inc.(1)	7,500	$282,675
DeVry, Inc.(1)(2)	57,000	1,252,290
ITT Educational Services, Inc.(1)	6,000	394,860
		$1,929,825
Diversified Telecommunication Services — 0.9%
Embarq Corp.(1)	22,000	$901,780
		$901,780

Security	Shares	Value
Electric Utilities — 1.5%
British Energy Group PLC(1)	44,000	$546,716
Endesa, SA	27,000	937,819
		$1,484,535
Electronic Equipment & Instruments — 0.2%
Photon Dynamics, Inc.(1)	13,724	$171,824
		$171,824
Food & Staples Retailing — 2.7%
Shoppers Drug Mart Corp.	24,000	$874,022
Walgreen Co.	40,000	1,793,600
		$2,667,622
Health Care Providers & Services — 3.5%
Caremark Rx, Inc.	38,000	$1,895,060
DaVita, Inc.(1)(2)	12,000	596,400
Henry Schein, Inc.(1)	22,000	1,028,060
		$3,519,520
Hotels, Restaurants & Leisure — 1.8%
Burger King Holdings, Inc.(1)(2)	17,633	$277,720
CKE Restaurants, Inc.(2)	35,000	581,350
Intrawest Corp.	31,000	987,660
		$1,846,730
Independent Power Producers & Energy Traders — 2.4%
Dynegy, Inc., Class A(1)	355,000	$1,941,850
Solarworld AG	7,500	470,575
		$2,412,425
Insurance — 3.7%
Admiral Group PLC	125,000	$1,433,820
AON Corp.	14,000	487,480
PartnerRe, Ltd.(2)	27,000	1,729,350
		$3,650,650

See notes to financial statements

Capital Growth Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Internet Software & Services — 6.5%
DealerTrack Holdings, Inc.(1)	10,500	$232,155
Equinix, Inc.(1)	18,000	987,480
Google, Inc., Class A(1)	9,020	3,782,357
Greenfield Online, Inc.(1)	33,779	250,302
WebEx Communications, Inc.(1)(2)	20,000	710,800
Yahoo!, Inc.(1)	15,000	495,000
		$6,458,094
IT Services — 8.1%
CheckFree Corp.(1)(2)	53,609	$2,656,862
Gartner, Inc.(1)	90,000	1,278,000
Kanbay International, Inc.(1)(2)	34,500	501,630
MasterCard, Inc., Class A(1)	25,000	1,200,000
MoneyGram International, Inc.	72,000	2,444,400
		$8,080,892
Media — 2.6%
Comcast Corp., Class A(1)	56,000	$1,833,440
Getty Images, Inc.(1)(2)	4,250	269,918
Live Nation, Inc.(1)	22,000	447,920
		$2,551,278
Metals & Mining — 6.6%
Gammon Lake Resources, Inc.(1)(2)	215,000	$2,964,850
Glamis Gold, Ltd.(1)(2)	58,480	2,214,053
Miramar Mining Corp.(1)	180,000	666,000
Phelps Dodge Corp.	8,500	698,360
Western Copper Corp.(1)	85,000	86,368
		$6,629,631
Multiline Retail — 1.7%
Big Lots, Inc.(1)	45,000	$768,600
Saks, Inc.	60,000	970,200
		$1,738,800
Oil, Gas & Consumable Fuels — 9.7%
Hess Corp.(2)	85,500	$4,518,675
Parallel Petroleum Corp.(1)	29,631	732,182
SXR Uranium One, Inc.(1)(2)	262,060	1,946,422
Valero Energy Corp.	37,000	2,461,240
		$9,658,519

Security	Shares	Value
Personal Products — 1.2%
Alberto-Culver Co.	9,000	$438,480
Herbalife, Ltd.(1)	19,708	786,349
		$1,224,829
Pharmaceuticals — 4.9%
Adams Respiratory Therapeutics, Inc.(1)	13,000	$580,060
Endo Pharmaceuticals Holdings, Inc.(1)	35,498	1,170,724
Shire Pharmaceuticals Group PLC ADR	70,000	3,096,100
		$4,846,884
Real Estate Management & Development — 0.0%
Move, Inc.(1)	5,090	$27,893
		$27,893
Semiconductors & Semiconductor Equipment — 4.3%
Atheros Communications, Inc.(1)	52,000	$985,920
MEMC Electronic Materials, Inc.(1)(2)	61,000	2,287,500
Micron Technology, Inc.(1)	70,000	1,054,200
		$4,327,620
Specialty Retail — 4.2%
Circuit City Stores, Inc.	21,000	$571,620
Gamestop Corp. - Class A	25,000	1,050,000
Men's Wearhouse, Inc., (The)	20,000	606,000
OfficeMax, Inc.	15,000	611,250
Sonic Automotive, Inc.	29,831	661,652
Tweeter Home Entertainment Group, Inc.(1)(2)	95,000	674,500
		$4,175,022
Tobacco — 1.3%
Loews Corp. - Carolina Group	26,000	$1,335,620
		$1,335,620
Wireless Telecommunication Services — 8.1%
NII Holdings, Inc., Class B(1)(2)	94,000	$5,299,720
Rogers Communications, Inc., Class B(2)	30,000	1,212,000
Tim Participacoes SA ADR(2)	56,000	1,542,800
		$8,054,520

See notes to financial statements

Capital Growth Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security		Value
Total Common Stocks (identified cost $73,447,096)		$89,060,371
Commercial Paper — 8.3%
Security	Principal Amount (000's omitted)	Value
Abbey National North America, LLC, 5.25%, 7/5/06	$2,170	$2,168,734
Alcoa, Inc., 5.33%, 7/3/06	1,469	1,468,565
HSBC Finance Corp., 5.29%, 7/3/06	4,700	4,698,619
Total Commercial Paper (at amortized cost, $8,335,918)		$8,335,918
Short-Term Investments — 20.9%
Security	Principal Amount (000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.19%(3)	$14,218	$14,218,160
Investors Bank and Trust Company Time Deposit, 5.30%, 7/3/06	1,892	1,892,000
Societe Generale Time Deposit, 5.281%, 7/3/06	4,700	4,700,000
Total Short-Term Investments (at amortized cost, $20,810,160)		$20,810,160
Total Investments — 118.5% (identified cost $102,593,174)		$118,206,449
Other Assets, Less Liabilities — (18.5)%		$(18,432,435)
Net Assets — 100.0%		$99,774,014

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  All or a portion of these securities were on loan at June 30, 2006.

(3)  Affiliated fund investing in high quality, U.S. dollar denominated money market instruments that is available only to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of June 30, 2006. The amount invested therein by the Portfolio represents cash collateral received for securities on loan at June 30, 2006. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

See notes to financial statements

Capital Growth Portfolio as of June 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2006

Assets
Investments, at value including securities on loan of $13,697,373 (identified cost, $102,593,174)	$118,206,449
Cash	2,997
Receivable for investments sold	341,778
Interest and dividends receivable	126,491
Total assets	$118,677,715
Liabilities
Collateral for securities loaned	$14,218,160
Payable for investments purchased	4,498,636
Payable to affiliate for investment advisory fees	50,607
Payable to affiliate for Trustees' fees	2,303
Accrued expenses	133,995
Total liabilities	$18,903,701
Net Assets applicable to investors' interest in Portfolio	$99,774,014
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$84,160,730
Net unrealized appreciation (computed on the basis of identified cost)	15,613,284
Total	$99,774,014

Statement of Operations

For the Six Months Ended
June 30, 2006

Investment Income
Dividends (net of foreign taxes, $1,281)	$440,138
Interest	143,193
Securities lending income, net	43,506
Total investment income	$626,837
Expenses
Investment adviser fee	$348,700
Trustees' fees and expenses	5,067
Custodian fee	44,645
Legal and accounting services	21,024
Miscellaneous	3,206
Total expenses	$422,642
Deduct — Reduction of investment adviser fee	$2,482
Total expense reductions	$2,482
Net expenses	$420,160
Net investment income	$206,677
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$5,466,936
Foreign currency transactions	(17,881)
Net realized gain	$5,449,055
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(1,172,180)
Foreign currency	35
Net change in unrealized appreciation (depreciation)	$(1,172,145)
Net realized and unrealized gain	$4,276,910
Net increase in net assets from operations	$4,483,587

See notes to financial statements

Capital Growth Portfolio as of June 30, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
From operations — Net investment income	$206,677	$244,783
Net realized gain from investment and foreign currency transactions	5,449,055	9,181,079
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(1,172,145)	(5,466,640)
Net increase in net assets from operations	$4,483,587	$3,959,222
Capital transactions — Contributions	$5,728,035	$13,610,523
Withdrawals	(23,514,081)	(6,812,735)
Net increase (decrease) in net assets from capital transactions	$(17,786,046)	$6,797,788
Net increase (decrease) in net assets	$(13,302,459)	$10,757,010
Net Assets
At beginning of period	$113,076,473	$102,319,463
At end of period	$99,774,014	$113,076,473

See notes to financial statements

Capital Growth Portfolio as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2006		Year Ended December 31,
	(Unaudited)		2005	2004		2003	2002	2001
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	0.76	%(1)	0.75%	0.77%		0.73%	0.74%	0.73%
Net investment income (loss)	0.37	%(1)	0.24%	(0.08)%		(0.45)%	(0.43)%	(0.08)%
Portfolio Turnover	94%		222%	213%		240%	231%	264%
Total Return	2.24%		3.32%	14.79	%(2)	31.99%	(25.17)%	(7.47)%
Net assets, end of period (000's omitted)	$99,774		$113,076	$102,319		$88,195	$121,332	$169,318
† The operating expenses of the Portfolio may reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses	0.76	%(1)	0.76%	0.77%
Net investment income (loss)	0.37	%(1)	0.23%	(0.08)%

(1)  Annualized.

(2)  The net realized gain on disposal of investments purchased which did not meet the Portfolio's investment guidelines had no effect on total return.

See notes to financial statements

Capital Growth Portfolio as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

  1  Significant Accounting Policies

Capital Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve long-term growth of capital by investing in a portfolio consisting of common stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2006, the Eaton Vance Balanced Fund held a 75.8% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Income Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of

Capital Growth Portfolio as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced if any, are credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees and are reported as a reduction of expenses in the Statement of Operations.

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

I    Interim Financial Statements — The interim financial statements relating to June 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

  2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $170 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $170 million. For the six months ended June 30, 2006, the fee was equivalent to 0.625% (annualized) of the Portfolio's average net assets for such period and amounted to $348,700. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2006, no significant amounts have been deferred. Effective May 1, 2004, BMR has agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions that is consideration for third-party research services. For the six months ended June 30, 2006, BMR waived $2,482 of its advisory fee.

  3  Securities Lending Agreement

The Portfolio has established a securities lending agreement with a securities lending agent, IBT, in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either

Capital Growth Portfolio as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

cash or U. S. government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund). Cash Collateral Fund invests in high quality money market instruments. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In addition, the Portfolio pays IBT a lending agent fee computed as a percentage of the earnings on its investment in Cash Collateral Fund less the loan rebate fee. The loan rebate fee and lending agent fee paid by the Portfolio amounted to $320,796 and $7,666, respectively, for the six months or year ended month, date, year. At month, date, year, the value of the securities loaned and the value of the collateral amounted to $13,697,373 and $14,218,160, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

  4  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $98,523,370 and $120,730,748, respectively, for the six months ended June 30, 2006.

  5  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006, as computed on a federal tax income tax basis, were as follows:

Aggregate cost	$102,593,174
Gross unrealized appreciation	$16,638,105
Gross unrealized depreciation	(1,024,830)
Net unrealized appreciation	$15,613,275

The net unrealized appreciation on foreign currency is $9.

  6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2006.

  7  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Portfolio is currently evaluating the impact of applying the various provisions of FIN 48.

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Growth Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	August 16, 2006

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 16, 2006